Average Annual Total Returns - Global & International Equity Mutual Fund - Nomura Emerging Markets Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index (net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		33.57%	4.20%	8.42%
MSCI Emerging Markets Index (gross) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		34.36%	4.67%	8.86%
A
Prospectus [Line Items]
Average Annual Return, Percent		75.85%	8.79%	12.57%
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		64.75%	7.05%	11.63%
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		45.50%	6.29%	10.21%
C
Prospectus [Line Items]
Average Annual Return, Percent		84.11%	9.26%	12.39%
R
Prospectus [Line Items]
Average Annual Return, Percent		86.10%	9.81%	12.96%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		87.01%	10.35%	13.52%
R6
Prospectus [Line Items]
Average Annual Return, Percent		87.21%	10.47%	13.15%
Performance Inception Date	May 02, 2016